Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net
Property and equipment consist of the following:

	December 31,
	2023	2024

Computers and peripheral equipment	$6,784	$8,074
Office furniture and equipment	2,322	2,411
Electronic equipment	232	270
Leasehold improvements	26,103	26,119
Capitalized internal-use software costs	9,147	10,555
Total property and equipment	44,588	47,429
Less: accumulated depreciation and amortization	(15,958)	(21,508)
Total property and equipment, net	$28,630	$25,921

Depreciation and amortization expenses amounted to $6,011, $5,482 and $5,666 for the years ended December 31, 2022, 2023 and 2024, respectively. Depreciation and amortization expenses for the year ended December 31, 2022 include $2,357 related to leasehold improvements, office furniture and equipment and electronic equipment that were disposed in connection with the Company’s move to its new headquarters in Israel.